Property, Plant and equipment - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital commitments
Contracted for	$ 452	$ 115	$ 52
Not contracted for	181	218	51
Capital commitments	$ 633	$ 333	$ 103